Restructuring - Restructuring Charges (Details) - GEAR Up restructuring costs - Revelyst Business - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 5,190	$ 0	$ 8,279	$ 0
Incurred since inception	13,469		8,279
Impairment on technology assets
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	306	0
Incurred since inception	306		306
Employee severance and related expenses
Restructuring Cost and Reserve [Line Items]
Restructuring charges	416	0	6,056	0
Incurred since inception	6,472		6,056
Professional fees
Restructuring Cost and Reserve [Line Items]
Restructuring charges	967	0	1,720	0
Incurred since inception	2,687		1,720
Right-of-use asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,612	0	129	0
Incurred since inception	1,741		129
Long-lived asset impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	95	0
Incurred since inception	95
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,630	0
Incurred since inception	1,630
Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	470	$ 0	68	$ 0
Incurred since inception	$ 538		$ 68